Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 06, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR Kensho Clean Power ETF

SPDR Kensho Final Frontiers ETF

SPDR Kensho New Economies Composite ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 22, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho Clean Power ETF	Kensho Clean Power Index	S&P Kensho Clean Power Index
SPDR Kensho Final Frontiers ETF	Kensho Final Frontiers Index	S&P Kensho Final Frontiers Index
SPDR Kensho New Economies Composite ETF	Kensho New Economies Composite Index	S&P Kensho New Economies Composite Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.

SPDR® Series Trust

SPDR Kensho Intelligent Structures ETF

SPDR Kensho Smart Mobility ETF

SPDR Kensho Future Security ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 31, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho Intelligent Structures ETF	Kensho Intelligent Infrastructure Index	S&P Kensho Intelligent Infrastructure Index
SPDR Kensho Smart Mobility ETF	Kensho Smart Transportation Index	S&P Kensho Smart Transportation Index
SPDR Kensho Future Security ETF	Kensho Future Security Index	S&P Kensho Future Security Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.

SPDR Kensho Clean Power ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR Kensho Clean Power ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 22, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho Clean Power ETF	Kensho Clean Power Index	S&P Kensho Clean Power Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.

SPDR Kensho Final Frontiers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR Kensho Final Frontiers ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 22, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho Final Frontiers ETF	Kensho Final Frontiers Index	S&P Kensho Final Frontiers Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.

SPDR Kensho New Economies Composite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR Kensho New Economies Composite ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 22, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho New Economies Composite ETF	Kensho New Economies Composite Index	S&P Kensho New Economies Composite Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.

SPDR Kensho Intelligent Structures ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR Kensho Intelligent Structures ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 31, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho Intelligent Structures ETF	Kensho Intelligent Infrastructure Index	S&P Kensho Intelligent Infrastructure Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.

SPDR Kensho Smart Mobility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR Kensho Smart Mobility ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 31, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho Smart Mobility ETF	Kensho Smart Transportation Index	S&P Kensho Smart Transportation Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.

SPDR Kensho Future Security ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR Kensho Future Security ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2018

to the Prospectus and Summary Prospectuses each dated October 31, 2018,

as may be supplemented from time to time

Effective December 10, 2018 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to each Fund’s benchmark index in the Prospectus and applicable Summary Prospectus are deleted and replaced as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR Kensho Future Security ETF	Kensho Future Security Index	S&P Kensho Future Security Index

There will be no change to the Funds’ principal investment strategies as a result of these changes.